INVESTMENT IN BIVI LLC (Details Narrative) - shares	May 15, 2015	Mar. 31, 2020	Dec. 31, 2019	May 09, 2019	Dec. 13, 2016
Green Grow Farms, Inc. [Member]
Ownership percentage	51.00%		51.00%
Securities Exchange Agreement [Member]
Ownership percentage				51.00%
Securities Exchange Agreement [Member] | Bellissima [Member]
Ownership percentage					51.00%
Bellissima Spirits LLC [Member]
Ownership percentage		51.00%	51.00%		51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member]
Ownership percentage					51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member] | Majority interest [Member]
Ownership percentage					51.00%
BiVi [Member]
Ownership percentage	51.00%	51.00%	51.00%
BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage	51.00%
Restricted shares of common stock	4,000
Series C Preferred Stock Shares issued	1,000
BiVi [Member] | Securities Exchange Agreement [Member] | Majority interest [Member]
Ownership percentage	51.00%
BiVi [Member] | Securities Exchange Agreement [Member] | Series C Convertible Preferred Stock [Member]
Business combination, consideration, shares issued or issuable	1,000
BiVi [Member] | Securities Exchange Agreement [Member] | Restricted Common Stock [Member]
Business combination, consideration, shares issued or issuable	4,000